GOODWILL (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Goodwill [Line Items]
Goodwill, beginning balance	$ 50,086	[1]	$ 62,896
Reimbursement			(813)
Impairment	(10,508)	[2]	(12,292)	[3]
Translation differences	284		295
Goodwill, ending balance	39,862	[1]	50,086	[1]	62,896
Telematics Services [Member]
Goodwill [Line Items]
Goodwill, beginning balance	43,383	[1]	55,069
Reimbursement			(733)
Impairment	(9,479)	[2]	(11,088)	[3]
Translation differences	248		135
Goodwill, ending balance	34,152	[1]	43,383	[1]	55,069
Telematics products [Member]
Goodwill [Line Items]
Goodwill, beginning balance	6,703	[1]	7,827
Reimbursement			(80)
Impairment	(1,029)	[2]	(1,204)	[3]
Translation differences	36		160
Goodwill, ending balance	$ 5,710	[1]	$ 6,703	[1]	$ 7,827

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2020, and 2019 was US$ 29.89 million and US$ 19.39 million, respectively.
[2]	As a result of the circumstances described in note 9(**) the company recorded on June 30, 2020, a goodwill impairment in the total amount of US$ 10.5 million in connection with two reporting unit (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third-party appraiser in accordance with the income approach. The significant assumptions used for the assessment were 3.5 years of projected net cash flows, a discount rate of 17.5% and a long-term growth rate of 0.5%. As of December 31, 2020, management preformed additional quantitative analysis and determined that no further impairment is required to be recognized.
[3]	As a result of the circumstances described in note 9(*) the company recorded on December 31, 2019, a goodwill impairment in the total amount of US$ 12.3 million in connection with two reporting units (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were discount rate of 14.9% and a long-term growth rate of 0.5%.